INITIAL PUBLIC OFFERING (Details Textual) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	May 26, 2015
Initial Public Offering [Line Items]
Common Units Issued In Initial Public Offering			17,250,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.35	$ 1.35
GP Investments Acquisition Corp [Member]
Initial Public Offering [Line Items]
Common Units Issued In Initial Public Offering			17,250,000
IPO [Member]
Initial Public Offering [Line Items]
Common Stock Units Issued			15,000,000
Common Stock Units Issued Price Per Share			$ 10.00
Common Units Issued Price Per Share			$ 10.00
IPO [Member] | GP Investments Acquisition Corp [Member]
Initial Public Offering [Line Items]
Common Stock Units Issued			15,000,000
Common Stock Units Issued Price Per Share			$ 10.00
Common Units Issued Price Per Share			10.00
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Common Stock Units Issued Price Per Share			$ 10.00
Common Units Issued In Initial Public Offering			2,250,000
Common Units Issued Price Per Share			$ 10.00
Over-Allotment Option [Member] | GP Investments Acquisition Corp [Member]
Initial Public Offering [Line Items]
Common Stock Units Issued Price Per Share			$ 10.00
Common Units Issued In Initial Public Offering			2,250,000
Common Units Issued Price Per Share			$ 10.00
Underwriters [Member]
Initial Public Offering [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			11.50
Underwriters [Member] | GP Investments Acquisition Corp [Member]
Initial Public Offering [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 11.50